SUBSEQUENT EVENTS (Details) - ARS ($) $ / shares in Units, $ in Thousands							12 Months Ended
	Apr. 25, 2019	Apr. 11, 2019	Mar. 27, 2019	Sep. 06, 2018	Aug. 08, 2018	Jul. 06, 2018	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017
Subsequent Event [Abstract]
Maximum amount approved for treasury shares repurchase program				$ 1,800,000				$ 1,700,000
Shares Repurchase Program term							180 days
Cash dividends (in pesos per share)				$ 2.2081	$ 1.8242	$ 1.4167
Treasury Shares [Member]
Subsequent Event [Abstract]
Shares issued (in shares)							13,600,780		0
Percentage of total common stock representing shares repurchased							1.71%
Subsequent events [Member]
Subsequent Event [Abstract]
Maximum amount approved for treasury shares repurchase program			$ 1,500,000
Shares Repurchase Program term			180 days
Increase in legal reserve		$ 640,132
Cash dividends		$ 6,942,000
Cash dividends (in pesos per share)		$ 8.89
Voluntary reserve		$ 6,354,164
Percentage of voluntary reserve can be used for future invest, stock buyback and cash dividend payment		80.00%
Cash dividend from voluntary reserve		$ 240,500
Cash dividend from voluntary reserve (in pesos per sare)		$ 0.31
Subsequent events [Member] | Treasury Shares [Member]
Subsequent Event [Abstract]
Shares issued (in shares)	15,310,025
Percentage of total common stock representing shares repurchased	1.93%